UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22270
TXF Funds, Inc.
(Exact name of registrant as specified in charter)
One Leadership Square, Suite 200
211 North Robinson
Oklahoma City, OK 73102
(Address of principal executive offices) (Zip code)
Keith D. Geary
One Leadership Square, Suite 200
211 North Robinson
Oklahoma City, OK 73102
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-405-235-5757
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TXF

TXF FUNDS

2009 Annual Report

TEXAS

Geary Advisors, LLC

December 31, 2009

Intentionally Left Blank

Letter to Shareholders

Dear Shareholders,

As Chairman, President, and CEO of Geary Advisors, LLC, I am pleased to provide an introduction to the first Annual Report for TXF Funds, Inc. The Texas Large Companies Exchange Traded Fund, which launched on November 4, 2009, provides an investment vehicle to invest in numerous publicly traded companies headquartered in Texas. Realizing that Texas has strong values and economic potential, my wife, Joni, and I launched Geary Advisors in March 2008 to create a Texas-based equity index exchange traded fund. The road to launch was much longer than we expected, but we are now pleased to say that the Texas Large Companies Exchange Traded Fund — also referred to as “TXF” — is now trading on the New York Arca Stock Exchange.

TXF is invested in a portfolio of securities that replicates the SPADE Texas Index, an index of publicly traded companies that are headquartered in Texas. Presently, each share of TXF holds a portion of 85 companies, providing both institutional and retail investors with the ability to invest in a variety of Texas industries and public companies. The index is re-balanced at the end of each quarter to ensure no one company comprises more than 5.0% of the fund. As of December 31, 2009, the weighting of the industries comprising the fund included 63.8% energy, oil and gas, 6.3% telecommunications, 5.1% in technology, and the remaining percentage includes companies within the transportation, business services, real estate, industrial, financial, food, utilities and health care classifications.

As shares of the fund are purchased, Geary Advisors will also make an important investment in the future of our children. At least 10 percent of TXF’s management fees will be contributed to support Aaron’s Bridge, a non-profit organization established to provide more treatment options for children with developmental disabilities including the Autism Spectrum Disorder. Joni and I established Aaron’s Bridge as a result of our family’s personal experience with autism, and we can attest to the fact that there is hope for recovery.

We believe your investment in the Texas Exchange Traded Fund is an excellent opportunity to focus on the state and to showcase the investment value that Texas’ publicly traded companies may offer. Thank you for helping us to bring even more national attention to Texas’ companies and to the state’s economic potential.

I am honored to serve as Chairman, President, and CEO for Geary Advisors, LLC and I am so proud of the success of TXF.

Please review the enclosed annual report and feel free to discuss your thoughts and concerns with a trusted advisor. The professionals associated with the Texas Large Companies Exchange Traded Fund are grateful for the opportunity to serve you.

Best Regards,

Keith D. Geary
Chairman, President, and CEO

TXF Funds, Inc.
Fund Profile

TXF Large Companies ETF

				Sector Distribution*
	Top Ten Holdings*		% of Net		% of Net
	Security	Symbol	Assets	Sector	Assets
1	ConocoPhillips	COP	5.3%	Consumer Discretionary	1.8%
2	Schlumberger Ltd.	SLB	5.1%	Consumer Staples	6.0%
3	AT&T, Inc.	T	4.8%	Energy	63.8%
4	Exxon Mobil Corp.	XOM	4.6%	Financials	1.8%
5	Apache Corp.	APA	3.7%	Health Care	0.3%
6	Burlington Northern Santa Fe Corp.	BNI	3.6%	Industrials	9.7%
7	Texas Instruments, Inc.	TXN	3.5%	Information Technology	8.5%
8	Anadarko Petroleum Corp.	APC	3.3%	Materials	0.5%
9	Dell, Inc.	DELL	3.0%	Telecommunication Services	6.3%
10	Halliburton Co.	HAL	2.9%	Utilities	0.9%

*	As of December 31, 2009. Holdings subject to change.

TXF Funds, Inc.
Fund Expense Example

TXF Large Companies ETF
December 31, 2009

As a shareholder of the Fund, you incur the following expenses: a) advisory fees and b) transaction costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period November 3, 2009* to December 31, 2009” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
				During the Period
	Annualized	Beginning Account Value	Ending Account Value	November 3, 2009*
	Expense Ratios	November 3, 2009*	December 31, 2009	to December 31, 2009

Actual	0.20%	$1,000.00	$1,064.10	$0.33	†

Hypothetical (5% return before expenses)	0.20%	$1,000.00	$1,024.20	$1.02	††

*	Commencement of investment operations.

†	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 58/365 (to reflect the period since commencement of operations).

††	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).

TXF Funds, Inc.
Frequency Distribution of Premium and Discount

TXF Large Companies ETF
December 31, 2009

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Closing Price” of the Fund generally is determined using the closing price on the stock exchange which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for the period from the November 3, 2009, commencement of investment operations, through December 31, 2009.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	Days Closing Below NAV		Days Closing Above NAV
Premium/Discount	Number of	% of Total	Number of	% of Total
Range	Days	Days	Days	Days

0.00% – 0.249%	5	12.50%	8	20.00%

0.25% – 0.499%	7	17.50%	6	15.00%

0.50% – 0.749%	4	10.00%	5	12.50%

0.75% – 0.999%	1	2.50%	1	2.50%

1.00% or more	3	7.50%	—	—%

TXF Funds, Inc.
Schedule of Investments Summary Table

TXF Large Companies ETF
December 31, 2009

% of
Industry	Net Assets

Airlines	0.9%
Beverages	0.7
Chemicals	0.5
Commercial Banks	0.8
Commercial Services & Supplies	1.7
Computer & Peripherals	3.0
Construction & Engineering	1.6
Diversified Telecommunication Services	4.8
Electrical Equipment	0.7
Energy Equipment & Services	17.7
Food & Staples Retailing	2.1
Food Products	0.3
Gas Utilities	0.3
Health Care Equipment & Supplies	0.3
Household Durables	0.4
Household Products	2.8
Industrial Conglomerates	0.6
Insurance	0.7
Internet Software & Services	0.3
IT Services	1.0
Machinery	0.6
Media	0.4
Multiline Retail	0.7
Multi-Utilities	0.6
Oil, Gas & Consumable Fuels	46.1
Real Estate Investment Trusts	0.3
Road & Rail	3.5
Semiconductors & Semiconductor Equipment	3.5
Software	0.8
Specialty Retail	0.4
Wireless Telecommunication Services	1.5

Total Investments	99.6
Other assets in excess of liabilities	0.4

Net Assets	100.0%

TXF Funds, Inc.
Schedule of Investments

TXF Large Companies ETF
December 31, 2009

Number		Fair
of Shares		Value

	Common Stock—99.6%
	Airlines—0.9%
3,000	Southwest Airlines Co.	$34,290

	Beverages—0.7%
1,027	Dr Pepper Snapple Group, Inc.	29,064

	Chemicals—0.5%
581	Celanese Corp. Series A	18,650

	Commercial Banks—0.8%
612	Comerica, Inc.	18,097
242	Cullen/Frost Bankers, Inc.	12,100

		30,197

	Commercial Services & Supplies—1.7%
1,994	Waste Management, Inc.	67,417

	Computers & Peripherals—3.0%
7,912	Dell, Inc.*	113,616

	Construction & Engineering—1.6%
727	Fluor Corp.	32,744
649	KBR, Inc.	12,331
846	Quanta Services, Inc.*	17,631

		62,706

	Diversified Telecommunication—4.8%
6,572	AT&T, Inc.	184,213

	Electrical Equipment—0.7%
676	Cooper Industries PLC	28,825

	Energy Equipment & Services—17.7%
1,255	Baker Hughes, Inc.	50,802
1,183	BJ Services Co.	22,004
889	Cameron International Corp.*	37,160
563	Diamond Offshore Drilling, Inc.	55,410
333	Dresser-Rand Group, Inc.*	10,526
577	Ensco International PLC ADR	23,045
495	FMC Technologies, Inc.*	28,631
3,649	Halliburton Co.	109,799
1,692	National Oilwell Varco, Inc.	74,601
222	Oceaneering International, Inc.*	12,991
702	Pride International, Inc.*	22,401
460	Rowan Cos., Inc.*	10,414
2,980	Schlumberger Ltd.	193,969
891	Smith International, Inc.	24,208

		675,961

	Food & Staples Retailing—2.1%
2,390	Sysco Corp.	66,777
569	Whole Foods Market, Inc.*	15,619

		82,396

	Food Products—0.3%
729	Dean Foods Co.*	13,151

	Gas Utilities—0.3%
374	Atmos Energy Corp.	10,996

	Health Care Equipment & Supplies—0.3%
287	Kinetic Concepts, Inc.*	10,806

	Household Durables—0.4%
1,283	D.R. Horton, Inc.	13,946

	Household Products—2.8%
1,678	Kimberly-Clark Corp.	106,905

	Industrial Conglomerates—0.6%
930	McDermott International, Inc.*	22,329

	Insurance—0.7%
454	HCC Insurance Holdings, Inc.	12,698
335	Torchmark Corp.	14,724

		27,422

	Internet Software & Services—0.3%
480	Rackspace Hosting, Inc.*	10,008

	IT Services—1.0%
394	Affiliated Computer Services, Inc. Class A*	23,518
216	Alliance Data Systems Corp.*	13,951

		37,469

	Machinery—0.6%
226	Flowserve Corp.	21,364

	Media—0.4%
1,440	Clear Channel Outdoor Holdings, Inc. Class A*	14,962

	Multiline Retail—0.7%
955	J.C. Penney Co., Inc.	25,413

	Multi-Utilities—0.6%
1,577	CenterPoint Energy, Inc.	22,882

	Oil, Gas & Consumable Fuels—46.1%
1,984	Anadarko Petroleum Corp.	123,841
1,357	Apache Corp.	140,002
419	Cabot Oil & Gas Corp.	18,264
345	Concho Resources, Inc.*	15,491
3,930	ConocoPhillips	200,704
1,008	Denbury Resources, Inc.*	14,918
2,836	El Paso Corp.	27,878
507	El Paso Pipeline Partners LP*	13,162
462	Enbridge Energy Partners LP*	24,805
215	Encore Acquisition Co.*	10,324
901	Energy Transfer Equity LP*	27,553
684	Energy Transfer Partners LP*	30,759
628	Enterprise GP Holdings LP*	24,473
2,460	Enterprise Products Partners LP*	77,269
1,019	EOG Resources, Inc.	99,149
855	EXCO Resources, Inc.	18,152
2,579	Exxon Mobil Corp.	175,861
75	Gulfport Energy Corp.*	859
1,154	Kinder Morgan Energy Partners LP*	70,371
340	Kinder Morgan Management LLC*	18,578
491	Linn Energy LLC	13,689
2,863	Marathon Oil Corp.	89,383
536	Newfield Exploration Co.*	25,851
702	Noble Energy, Inc.	49,996
220	Nustar Energy LP*	12,340
1,218	Petrohawk Energy Corp.*	29,220
466	Pioneer Natural Resources Co.	22,447
548	Plains All American Pipeline LP*	28,962
563	Plains Exploration & Production Co.*	15,573
637	Range Resources Corp.	31,754
501	Southern Union Co.	11,373

The accompanying notes are an integral part of these financial statements.

TXF Funds, Inc.
Schedule of Investments (Continued)

TXF Large Companies ETF
December 31, 2009

Number		Fair
of Shares		Value

	Common Stock (Continued)
1,394	Southwestern Energy Co.*	$67,191
2,614	Spectra Energy Corp.	53,613
612	Ultra Petroleum Corp.*	30,514
2,277	Valero Energy Corp.	38,140
2,347	XTO Energy, Inc.	109,206

		1,761,665

	Real Estate Investment Trusts—0.3%
259	Camden Property Trust	10,974

	Road & Rail—3.5%
1,376	Burlington Northern Santa Fe Corp.	135,701

	Semiconductors & Semiconductor Equipment—3.5%
5,103	Texas Instruments, Inc.	132,984

	Software—0.8%
743	BMC Software, Inc.*	29,794

	Specialty Retail—0.4%
665	GameStop Corp. Class A*	14,590

	Wireless Telecommunication Services—1.5%
1,179	Crown Castle International Corp.*	46,028
1,425	MetroPCS Communications, Inc.*	10,873

		56,901

	Total Investments (Cost $3,650,460)—99.6%	3,807,597
	Other Assets in Excess of Liabilities—0.4%	14,052

	Net Assets—100.0%	$3,821,649

ADR—American Depositary Receipts.
* Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

TXF Funds, Inc.
Statement of Assets and Liabilities

TXF Large Companies ETF
December 31, 2009

ASSETS:
Investments at fair value (cost $3,650,460)	$3,807,597
Cash	121,531
Receivables:
Dividends	3,966
Investments sold	20,118

Total Assets	3,953,212

LIABILITIES:
Payables:
Investments purchased	121,401
Dividends	9,522
Accrued unified advisory fees	640

Total Liabilities	131,563

NET ASSETS	$3,821,649

NET ASSETS CONSIST OF:
Capital Stock	$3,664,050
Accumulated net realized gain on investments	462
Net unrealized appreciation on investment	157,137

Net Assets	$3,821,649

Shares outstanding (1,000,000 shares authorized, $0.001 par value)	102,857
Net asset value, per share	$37.15

Share Price	$37.37

The accompanying notes are an integral part of these financial statements.

TXF Funds, Inc.
Statement of Operations

TXF Large Companies ETF
For the Period November 3, 20091 through December 31, 2009

INVESTMENT INCOME:
Dividend income	$10,705

EXPENSES:
Unified advisory fees	1,192

Net Investment Income	9,513

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investments	471
Net change in unrealized appreciation on investments	157,137

Net realized and unrealized gain on investments	157,608

Net increase in net assets resulting from operations	$167,121

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

TXF Funds, Inc.
Statement of Changes in Net Assets

TXF Large Companies ETF
For the Period November 3, 20091 through December 31, 2009

OPERATIONS:
Net investment income	$9,513
Net realized gain on investments	471
Net change in unrealized appreciation on investments	157,137

Net increase in net assets resulting from operations	167,121

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,513)
Net realized gain from investments	(9)

Total distributions to shareholders	(9,522)

DISTRIBUTIONS TO ADVISOR FROM:
Return of capital to advisor (Note 4)	(1,000)

Total distributions to Advisor	(1,000)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,564,050

Increase in Net Assets	3,720,649

NET ASSETS:
Beginning of period	101,000

End of period	$3,821,649

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,500
Adjustment to initial seed shares (Note 4)	357
Shares sold	100,000

Shares outstanding, end of period	102,857

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

TXF Funds, Inc.
Financial Highlights

TXF Large Companies ETF

For the Period
November 3, 2009[1]
through
December 31, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period (Note 4)[2]	$35.00

Net investment income[3]	0.09
Net realized and unrealized gain on investments[4]	2.15

Total from operations	2.24

DISTRIBUTION TO SHAREHOLDERS FROM:
Net Investment Income	(0.09)
Net realized gain from investments[5]	—

Total distributions to shareholders	(0.09)

Net asset value at end of period	$37.15

Share price at end of period[6]	$37.37

NET ASSET VALUE TOTAL RETURN[7,8]	6.41%
SHARE PRICE TOTAL RETURN[7,8]	6.77%

RATIO/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s omitted)	$3,822
Ratio to average net assets of:
Expenses[9]	0.20%
Net investment income[9]	1.60%
Portfolio turnover rate[10]	0.93%

1	Commencement of investment operations.

2	Beginning net asset value after adjustment to initial seed shares and return of capital to the Advisor.

3	Based on average shares outstanding.

4	Approximately $0.62 is attributable to the difference between the net asset value at the beginning of the period and the net asset value of the initial in-kind creation units.

5	Rounds to zero.

6	The closing price on the Fund’s primary exchange.

7	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca. Total return calculated for a period of less than one year is not annualized.

8	Approximately 1.77% is attributable to the difference between the net asset value at the beginning of the period and the net asset value of the initial in-kind creation units.

9	Annualized.

10	Portfolio turnover is not annualized.

The accompanying notes are an integral part of these financial statements.

TXF Funds, Inc.
Notes to Financial Statements

TXF Large Companies ETF
December 31, 2009

1.	Organization
TXF Funds, Inc. (the “Company”) was organized as a Maryland corporation on October 3, 2008. The Company’s initial Fund, TXF Large Companies ETF (the “Fund”), invests in a portfolio of securities that substantially replicates, before fees and expenses, the performance of the Spade® Texas Index (the “Underlying index”), an index designed to benchmark the largest publicly traded companies in the state of Texas by market capitalization. The Fund is registered with the SEC under the 1940 Act as an open-end, non-diversified management investment company.

Fund shares are listed for secondary trading on the NYSE Arca under the symbol TXF. The Fund commenced investment operations on November 3, 2009 and began trading on November 4, 2009. The Fund had no substantive operations prior to November 3, 2009.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies of the Fund:

Investment Valuation
Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ closing price.

The Net Asset Value (“NAV”) per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates the Fund’s NAV at the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the specific identification method.

Distribution to Shareholders
Each Fund shareholder is entitled to their share of the Fund’s income and net realized gains on investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income
Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses
The Fund pays Geary Advisors, LLC a unified advisory fee. Geary Advisors, LLC has agreed to pay all other fees and expenses associated with the Fund’s operation, including but not limited to, the transfer agent, the administrator and accounting agent, the custodian, brokerage expenses, taxes, interest, fees and expenses of counsel to the Fund, fees and expenses of the disinterested directors (including legal counsel fees), fees and expenses of the chief compliance officer and expenses associated with the Fund’s compliance program, litigation expenses, fees and expenses of the Fund’s independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory mandates, including those

TXF Funds, Inc.
Notes to Financial Statements (Continued)

TXF Large Companies ETF
December 31, 2009

relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Expenses associated with the Fund’s operations totaled approximately $41,000 for the period November 3, 2009 through December 31, 2009.

Additionally, expenses incurred in connection with organizing the Fund and the offering of its shares were paid by Geary Advisors, LLC or its parent company, The Geary Companies, Inc. The Fund does not have an obligation to reimburse Geary Advisors, LLC or its affiliates for organization and offering expenses paid on its behalf. Organization and initial offering expenses incurred totaled approximately $270,000.

Indemnification
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

3.	Advisory Fees and Other Agreements
Geary Advisors, LLC, formerly OOK Advisors, LLC, (the “Advisor”) serves as the investment advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), which sets forth the terms and conditions of Advisor’s engagement as the Fund’s investment advisor. Pursuant to the Advisory Agreement, the Advisor is responsible for the general management and administration of the Fund in accordance with the Fund’s investment objectives, policies and strategies, subject to the supervision of the Board of Directors (the “Board”). Pursuant to the Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors for the performance of any of the services to be provided by the Advisor under the Advisory Agreement. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

For the services it provides to the Fund, the Advisor receives a unified advisory fee equal to an annual rate of .20% of the Fund’s average daily net assets.

ALPS Distributors, Inc. serves as the distributor of Creation Units for the Fund on an agency basis. The distributor will not maintain a secondary market in shares of the Fund.

The Bank of New York Mellon Corp. serves as the Fund’s administrator, custodian and transfer agent.

4.	Adjustment to Initial Seed Shares and Return of Capital to Advisor
Prior to commencement of investment operations on November 3, 2009, adjustments were made to the number of seed shares outstanding and the initial NAV of the Fund that were presented in the seed financial statements dated September 9, 2009 that are included in the Fund’s Statement of Additional Information. Also, effective prior to commencement of investment operations, capital of $1,000 was

TXF Funds, Inc.
Notes to Financial Statements (Continued)

TXF Large Companies ETF
December 31, 2009

returned to the Advisor so as to adjust its contributed capital to $100,000. These adjustments had no impact on the performance of the Fund.

5.	Creation and Redemption Transactions
The Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication of the securities included in the Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

In connection with the effectiveness of its registration statement on Form N-1A and upon commencement of investment operations on November 3, 2009, the Fund issued creation units consisting of 100,000 Fund shares in exchange for an in-kind contribution of a portfolio of equity securities substantially replicating the securities included in the Fund’s underlying index. The fair value of the portfolio on the date of exchange was approximately $3,564,000.

6.	Fair Value Measurement
The Fund utilized various inputs in determining the value of the Fund investments. These inputs are summarized in the three broad levels as follows:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund investments at December 31, 2009:

Assets	Level 1	Total

Common Stocks	$3,807,597	$3,807,597

For the period ended December 31, 2009 the Fund did not hold any Level 2 or Level 3 securities.

7.	Investment Transactions
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended December 31, 2009 were as follows:

Purchases	Sales

$121,401	$34,398

TXF Funds, Inc.
Notes to Financial Statements (Continued)

TXF Large Companies ETF
December 31, 2009

For the period ended December 31, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Purchases	Sales

$3,564,050	$—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

8.	Federal Income Tax
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to shareholders.

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation

$3,650,159	$201,550	$(44,112)	$157,438

At December 31, 2009, the components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Net	Total
Undistributed	Capital and	Unrealized	Accumulated
Ordinary Income	Other Gains	Appreciation	Earnings

$106	$55	$157,438	$157,599

The tax character of distributions paid during the fiscal year ended December 31, were as follows:

Distributions
Paid From
Ordinary Income

$9,522

At December 31, 2009, for Federal income tax purposes, the Fund did not have capital loss carryforwards available to offset future capital gains.

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At December 31, 2009, the Fund neither incurred, nor elected to defer, net capital losses.

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Such rules require management of the Fund to analyze all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expense on the Statements of Operations. As of and during the period ended December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits.

TXF Funds, Inc.
Notes to Financial Statements (Continued)

TXF Large Companies ETF
December 31, 2009

The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of December 31, 2009, open Federal and state income tax years include the tax year ended December 31, 2009.

9.	Risks
Non-Correlation Risk
The Fund’s return may not match the return of the SPADE® Texas Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the SPADE® Texas Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the SPADE® Texas Index. The Fund may not be fully invested at all times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, its return may not correlate as well with the return on the SPADE® Texas Index, as would be the case if it purchased all of the stocks in the SPADE® Texas Index with the same weightings as the SPADE® Texas Index.

Geographic Concentration Risk
Because the Fund will invest substantially all of its assets in the securities of companies that have their headquarters or principal place of business located in Texas or that generate a significant portion of their revenues in Texas, the Fund may be impacted by events or conditions affecting Texas to a greater extent than a fund that did not focus its investments in that manner. For example, political and economic conditions and changes in regulatory, tax or economic policy in Texas could significantly affect Texas’s market. However, some of the companies that have their headquarters or principal place of business in Texas may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Texas. These companies may be impacted to a lesser degree by events and conditions impacting Texas and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

Energy Concentration Risk
Initially, a large percentage of the Fund’s assets may be invested in companies in the energy business. The energy business consists of oil and gas drilling and production companies, pipeline companies, drilling companies and other business that are dependent on the exploration for and production of oil and gas. This concentration provides particular risks related to those companies. Companies in the energy business may be adversely affected by changes in world wide energy prices, exploration, production spending and changes in exchange rates. Companies in the energy business are also affected by changes in government regulation, world events and adverse economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in the energy business could be adversely affected by commodity price volatility, imposition of import or export controls, increased competition, depletion of natural resources, technological developments, labor relations and international terrorist intervention. Prices for oil and natural gas dropped drastically in the 1980’s and in 2008. There is no assurance that it could not happen again. Likewise, continued emphasis on developing alternative fuels could result in lower oil and gas prices.

TXF Funds, Inc.
Report of Independent Registered Public Accounting Firm

Shareholders and
Board of Directors
TXF Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TXF Funds, Inc. (comprised of TXF Large Companies ETF, “the Fund”) as of December 31, 2009, and the related statements of operations, changes in net assets and financial highlights for the period from November 3, 2009 (commencement of investment operations) through December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above presents fairly, in all material respects, the financial position of the TXF Large Companies ETF of TXF Funds, Inc. as of December 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the period from November 3, 2009 (commencement of investment operations) through December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

Oklahoma City, Oklahoma
February 26, 2010

TXF Funds, Inc.
Supplemental Information (Unaudited)

TXF Large Companies ETF
December 31, 2009

Federal Tax Status of Dividends Declared during the Tax Year
For Federal Income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below.

	DRD	QDI

TXF Large Companies ETF	100%	100%

TXF Funds, Inc.
Board Review of Investment Advisory Agreement

The following paragraphs summarize the material information and factors considered by the Board of Directors, including the directors who are not interested persons of the Fund (the “Independent Directors”), in connection with the approval of the Investment Advisory Agreement by and between the Fund and Geary Advisors, LLC (as amended, the “Investment Advisory Agreement”) as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services Provided by Geary Advisors,LLC
The Board considered the services that Geary Advisors, LLC provides to the Fund pursuant to the Investment Advisory Agreement which include: (i) furnishing continuously an investment program for the Fund; (ii) managing the investment and reinvestment of the Fund’s assets; (iii) determining which investments shall be purchased, held, sold or exchanged for the Fund and what portion, if any, of the assets of the Fund shall be held uninvested; (iv) making changes on behalf of the Company in the investments for the Fund; (v) voting proxies for the Company, filing ownership reports under Section 13 of the Securities Exchange Act of 1934 and taking other actions on behalf of the Fund as a shareholder of the underlying securities contained in the Fund’s portfolios and (vi) rendering reports to the Company’s officers and the Board concerning the Advisor’s discharge of the foregoing responsibilities.

Based on its evaluation of the services that the Advisor provides, the Board concluded that the nature and scope of the Advisor’s services are reasonable and satisfactory. Further, the Board concluded that Geary Advisors, LLC has adequate personnel and systems in place, as well as other resources, to assure the Board that the Advisor will furnish high quality services to the Fund.

Investment Performance
The Board considered the Advisor’s Investment Performance. The Board recognized that performance information was extremely limited as the Advisor and the Fund have operated for a short period of time. The Board concluded that Geary Advisor’s investment performance supports a decision to approve the proposed Advisory agreement.

Advisory Fees
The Board then discussed and reviewed the Advisory Fees. It was noted that the fees payable to the Advisor pursuant to the Investment Advisory Agreement are equal (on an annual basis) to 0.20% of the Fund’s assets managed by Geary Advisors. LLC. Based on its evaluation of the fees payable pursuant to the Advisory agreement and the services to be provided by the Geary Advisors, LLC, the Board concluded that the fees payable to the Advisor are very reasonable.

Economies of Scale
The fee payable to the Advisor pursuant to the Investment Advisory Agreement is a flat fee that does not include breakpoints that would allow the Fund to recognize economies of scale as the Fund’s assets increase. In its evaluation of the Investment Advisory Agreement, the Board took into consideration the Fund’s inability to recognize economies, but concluded that the fee is reasonable and satisfactory as it currently exists, without breakpoints. The Board noted that the Advisor pays all other expenses of the Fund.

Conclusion
On the basis of the foregoing, and without assigning particular weight to any single factor, the Board, including all of the Independent Directors, determined to approve the Investment Advisory Agreement.

TXF Funds, Inc.
Board of Directors and Officers

The business and affairs of the Company is managed under the direction of its Board of Directors (the “Board”). Each Director serves until his termination, retirement, resignation, or death; or as otherwise specified in the Company’s organizational documents. The Board is currently comprised of three (3) Directors, of whom two (2) Directors are not “interested” persons of the Fund or the Advisor, as defined under the 1940 Act (“Disinterested Directors”). The mailing address of the Directors and officers is One Leadership Square, Suite 200, 211 North Robinson, Oklahoma City, Oklahoma 73102. Certain information about the Company’s Directors and its executive officers is set forth below.

Term of
Office and
	Position(s)	Length of	Principal
Name and	Held	Time	Occupation(s) During	Other Directorships
Year of Birth	with Fund	Served	Past 5 Years	Held by Director

Interested Directors:
Keith D. Geary[1] 1959	Chairman and Chief Executive Officer	Since 2008	Geary Advisors, LLC 03/2008 to Present-Chairman, President, and CEO	Geary Advisors, LLC Geary Securities, Inc. OOK, Inc.
Geary Securities, Inc. 04/2007 to Present-Chairman, President and CEO
UMB Bank 06/1997 to 04/2007-Vice President-Investment Banking Division-Kansas City, Missouri

Disinterested Director(s):
Earnest Frank Parrish* 1958		Since 2009	Corporate Care, Inc. 2003 to Present-President/CEO	Geary Advisors, LLC OOK, Inc.
Mike Braun* 1959		Since 2008	The Bank of Union 2006 to Present-CFO	Geary Advisors, LLC OOK, Inc. The Bank of Union Heartline, Inc.

Executive Officer(s):
Keith D. Geary 1959	Chairman and Chief Executive Officer	Since 2008	Geary Advisors, LLC 03/2008 to Present-Chairman, President, and CEO	Geary Advisors, LLC Geary Securities, Inc. OOK, Inc.
Geary Securities, Inc. 04/2007 to Present-Chairman, President and CEO

*	Member of the Audit and Nominating Committees.

[1]	Mr. and Mrs. Keith D. Geary each own 50% of The Geary Companies, Inc., an Oklahoma Corporation. The Geary Companies, Inc. is a controlling person of Geary Advisors, LLC and the Company, the sole member and manager of the Advisor, and owner of Geary Securities, Inc.

TXF Funds, Inc.
Board of Directors and Officers (Continued)

Term of
Office and
	Position(s)	Length of	Principal
Name and	Held	Time	Occupation(s) During	Other Directorships
Year of Birth	with Fund	Served	Past 5 Years	Held by Director

Executive Officer(s): (Continued)
Gary Pinkston 1946	Vice President, Principal Financial and Accounting Officer and Secretary	Since 2008	Geary Advisors, LLC 03/2008 to Present-Vice President, Principal Financial and Accounting Officer and Secretary	N/A
Geary Securities, Inc. 2007 to Present-Chief Administrative Officer
UMB Bank 2006 to 2007-Manager, Correspondent Banking-Oklahoma City, OK 1999 to 2006-Manager, Investment Operations-Kansas City, Missouri
UMB Bank 06/1997 to 04/2007-Vice President-Investment Banking Division-Kansas City, Missouri

Intentionally Left Blank

Investment Advisor

Geary Advisors, LLC
One Leadership Square, Suite 200
211 North Robinson,
Oklahoma City, Oklahoma 73102

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Legal Counsel

McAfee & Taft A Professional Corp.
Two Leadership Square
211 North Robinson, 10th Floor
Oklahoma City, Oklahoma 73102

Independent Registered Public Accounting Firm

Grant Thornton, LLP
211 North Robinson, Suite 1200
Oklahoma City, Oklahoma 73102

Administrator, Custodian & Transfer Agent

The Bank of New York Mellon
One Wall Street
New York, New York 10286

You may obtain a description of the TXF Funds, Inc. proxy voting, policies, procedures and information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-405-235-5757 or visiting the funds website www.txfetf.com, or by accessing the SEC’s website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares and other information.

TXF FUNDS

TXF

www.txfetf.com

211 North Robinson, Suite 200
Oklahoma City, OK 73102

Annual Report, December 31, 2009

Item 2. Code of Ethics.
a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
b). There have not been any changes to the Code of Ethics.
c). Not Applicable
d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
e). Not Applicable
f). Attached
Item 3. Audit Committee Financial Expert.
a). The Registrant’s Board of Directors has one audit committee financial expert serving on its audit committee, an “independent” Director, Mike Braun. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:
2009: $73,500
2008: N/A
b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:
2009: N/A
2008: N/A

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:
2009: N/A
2008: N/A
d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:
2009: N/A
2008: N/A
e) Audit Committee Pre-Approval Policies and Procedures.
          (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.
          (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f) No response required.
(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the last two fiscal years is as following:
2009: N/A
2008: N/A
(h) Not Applicable
Item 5. Audit Committee of Listed Registrants.
(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and all independent Directors are members of such committee.
(b) Not applicable.
Item 6. Schedule of Investments.
(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.
(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 12. Exhibits.
(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.
(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TXF Funds, Inc.
By:	/s/ Keith D. Geary
Keith D. Geary, Principal Executive Officer
Date: February 26, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: TXF Funds, Inc.
By:	/s/ Keith D. Geary
Keith D. Geary, Principal Executive Officer
Date: February 26, 2010

By:	/s/ Gary Pinkston
Gary Pinkston, Principal Financial Officer
Date: February 26, 2010